FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 211,650	£ 206,939
Financial liabilities, at fair value	47,265	51,920
Debt instruments issued	97,689	91,168
Adjustments for fair value losses (gains)	£ 419	533
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in interest rates would lead to a £63 million fall in the overall valuation adjustment to £188 million.
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 80	80
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt instruments issued	7,531	7,085
Derivative financial assets, carried at fair value	26,369	23,595
Derivative financial liabilities carried at fair value	25,779	£ 21,373
Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ (63)
Expected volatility, share options granted	10.00%	19.00%
Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 188
Expected volatility, share options granted	128.00%	80.00%
Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 185,281	£ 183,344
Financial liabilities, at fair value	£ 21,486	£ 30,547
CVA [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	The combination of a one notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £60 million.
Increase (decrease) in loss given default	10.00%
Increase (decrease) in valuation adjustment	£ 60
DVA [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in the CDS spread would lead to an increase in the DVA of £99 million.
Increase (decrease) in credit default swap	1.00%
DVA [Member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 99
Funding Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A ten basis points increase in the cost of funds will increase the funding valuation adjustment by approximately £21 million.
Increase (decrease) in valuation adjustment	£ 21
Increase (decrease) in cost of funds	0.10%
Residential Mortgage Backed Securities [Member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	2 years
Residential Mortgage Backed Securities [Member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	5 years